Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	€ 759.6	€ 599.4	€ 2,189.5	€ 1,902.6
Cost of sales	(538.5)	(431.8)	(1,566.9)	(1,338.6)
Gross profit	221.1	167.6	622.6	564.0
Other operating expenses	(93.4)	(80.5)	(287.6)	(257.6)
Exceptional items	(18.9)	(6.5)	(25.2)	(21.6)
Operating profit	108.8	80.6	309.8	284.8
Finance income	12.1	10.4	12.5	0.0
Finance costs	(16.5)	(25.4)	(47.6)	(90.4)
Net financing costs	(4.4)	(15.0)	(35.1)	(90.4)
Profit before tax	104.4	65.6	274.7	194.4
Taxation	(22.3)	(13.9)	(62.0)	(42.2)
Profit for the period	82.1	51.7	212.7	152.2
Equity owners of the parent	€ 82.1	€ 51.7	€ 212.7	€ 152.2
Earnings per share
Basic earnings per share	€ 0.47	€ 0.29	€ 1.22	€ 0.85